PRUDENTIAL INTERMEDIATE GLOBAL INCOME FUND, INC.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077

                                                                   March 6, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

    RE:  Prudential Intermediate Global Income Fund, Inc.
         Post-Effective Amendment No. 11 to Registration
            Statement on Form N-1A
         Registration Nos. 33-42093 and 811-5510

Ladies and Gentlemen:

     This letter is to certify that the form of prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the above-referenced registrant would not have differed from that contained in the most recent post-effective amendment to the registration statement on Form N-1A filed by registrant which was filed electronically on or about March 2, 1998.

                                              Sincerely,


                                                 /s/ MARGUERITE E.H. MORRISON
                                                  -----------------------------
                                                  Marguerite E.H. Morrison
                                                  Assistant Secretary